Related Party Transactions - Advances from Related Parties, Administrative Services Agreement (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended		147 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Related Party Transactions
Due to Related Parties	$ 4,222	$ 4,222	$ 373,517		$ 373,517
Threshold period for which expenses are paid			27 months
Advances From Related Parties [Member]
Related Party Transactions
Offering costs and other expenses			$ 373,517	$ 0	373,517
Due to Related Parties			373,517		373,517
Administrative Services Agreement [Member]
Related Party Transactions
Expenses per month			16,667		16,667
Threshold period for which expenses are paid		27 months
Expenses incurred	$ 50,001	$ 150,649	46,669
Accounts payable and accrued expenses			$ 46,669		$ 46,669